Reorganization, Basis of Presentation and Going Concern (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 MYR (RM)	Dec. 23, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Reorganization, Basis of Presentation and Going Concern [Line Items]
Acquired equity interests	100.00%	100.00%
Cash	RM 390,500	$ 87,370			RM 1,178,275
Redeemable convertible preference shares	9,590,370	$ 2,145,737		$ 2,145,737	RM 6,483,536	RM 2,500,000	RM 500,000
Redeemable preference shares [Member]
Reorganization, Basis of Presentation and Going Concern [Line Items]
Redeemable convertible preference shares	RM 9,590,370
Redemption amount			RM 10,055,481	$ 2,249,800